13F-HR

		     UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
		     WASHINGTON, D.C. 20549

			FORM 13F

		   FORM 13F COVER PAGE

Report for the Calender Year or Quarter Ended: December 31, 2001
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Check here if Amendment [ ]; Amendment Number:
					      --------
  This Amendment (Check only one):  [ ] is a restatement.
				    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Jarislowsky, Fraser Limited
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Address:	1010 Sherbrooke St. West, Suite 2005
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		Montreal, Quebec
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		Canada H3A 2R7
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Form 13F File Number: 	28-67075
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The insitutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Erin P. O'Brien
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Title:		Compliance Officer & Partner
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Phone:		514-842-2727
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Signature, Place, and Date of Signing:


 /s/ Erin P. O'Brien	   Montreal, Quebec	January 9, 2002
---------------------	   ---------------- 	--------------
     (Signature)	      (City, State)	    (Date)

Report Type (Check only one.):

(X) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

( ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
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Form 13F Information Table Entry Total:	        74
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Form 13F Information Table Value Total:       7,987,317
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					    (thousands)
List of Other Included Managers:  NONE

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		FORM 13F INFORMATION TABLE


                                                                                       VOTING AUTHORITY
NAME OF ISSUER             Title   Cusip   VALUE (x$Shares/PRN SH/PRPUT/INVESTMNT OTHER    SOLE       SHARED     NONE

Abbott Laboratories        Common002824100   159,067  2,853,211 SH      SOLE              2,754,211      99,000
Abitibi-Consolidated Inc.  Common003924107    67,204  9,202,909 SH      SOLE              8,978,683     224,226
Alberta Energy Ltd.        Common012873105   164,516  4,354,465 SH      SOLE              4,250,265     104,200
Albertson's Inc.           Common013104104    72,378  2,298,440 SH      SOLE              2,188,940     109,500
American Int'l Group       Common026874107    80,403  1,012,630 SH      SOLE                983,238      29,392
Avaya Inc.                 Common053499109        99      8,140 SH      SOLE                  8,140
Ballard Power Systems Inc. Common05858H104        45      1,525 SH      SOLE                  1,525
Bank of New York           Common064057102    75,173  1,842,482 SH      SOLE              1,743,982      98,500
Bank of Nova Scotia        Common064149107   449,699 14,628,086 SH      SOLE             14,259,486     368,600
BCE Inc.                   Common05534B109   170,651  7,547,326 SH      SOLE              7,401,990     145,336
Bristol-Myers Squibb Co.   Common110122108   145,983  2,862,408 SH      SOLE              2,784,908      77,500
Cameco Corporation         Common13321L108   155,053  6,291,413 SH      SOLE              6,122,113     169,300
Canadian Imperial Bank of CCommon136069101    17,565    510,020 SH      SOLE                510,020
Cardinal Health            Common14149Y108    69,269  1,071,275 SH      SOLE              1,024,125      47,150
Chevron Corp.              Common166764100    90,333  1,008,063 SH      SOLE                974,563      33,500
Coca-Cola Co.              Common191216100    33,176    703,632 SH      SOLE                703,632
Conagra Foods              Common205887102    58,446  2,458,810 SH      SOLE              2,316,310     142,500
Corus Entertainment Inc.     B   220874101    18,443    926,582 SH      SOLE                926,582
Crown Cork & Seal          Common228255105        87     34,125 SH      SOLE                 34,125
CVS Corp.                  Common126650100    70,797  2,391,790 SH      SOLE              2,275,090     116,700
Diebold Inc.               Common253651103    10,558    261,077 SH      SOLE                232,127      28,950
Walt Disney Co.            Common254687106    70,045  3,380,563 SH      SOLE              3,261,463     119,100
Emerson Electric           Common291011104   141,941  2,485,831 SH      SOLE              2,398,931      86,900
Enbridge Inc.              Common29250N105   257,726  9,457,484 SH      SOLE              9,239,384     218,100
Exxon Mobil Corp.          Common30231G102   200,604  5,104,440 SH      SOLE              4,923,544     180,896
Federal National Mortgage ACommon313586109   146,028  1,836,830 SH      SOLE              1,768,130      68,700
First Tennessee National CoCommon337162101    55,693  1,535,928 SH      SOLE              1,451,078      84,850
Four Seasons Hotel         Common35100E104    14,853    316,753 SH      SOLE                314,753       2,000
General Electric           Common369604103   119,925  2,992,139 SH      SOLE              2,918,639      73,500
Gillette Co.               Common375766102   135,119  4,045,479 SH      SOLE              3,919,579     125,900
Hartford Financial Svs     Common416515104    72,946  1,161,008 SH      SOLE              1,111,183      49,825
HCA Inc.                   Common404119109    90,273  2,342,308 SH      SOLE              2,237,738     104,570
Hummingbird Ltd.           Common44544R101     4,933    262,215 SH      SOLE                262,215
Ikon Office Solutions      Common451713101        18      1,500 SH      SOLE                  1,500
Imperial Oil Ltd.          Common453038408   125,726  4,518,863 SH      SOLE              4,404,555     114,308
Interpublic Group          Common460690100    74,958  2,537,519 SH      SOLE              2,411,969     125,550
International Flavours & FrCommon459506101     6,558    220,745 SH      SOLE                220,745
Jefferson Pilot            Common475070108    23,288    503,300                             481,600      21,700
Johnson & Johnson          Common478160104   218,465  3,696,539 SH      SOLE              3,578,139     118,400
JP Morgan Chase & Co.      Common46625H100   140,002  3,851,495 SH      SOLE              3,729,265     122,230
Kimberly Clark             Common494368103   137,190  2,294,144 SH      SOLE              2,212,444      81,700
Leitch Technology Corp.    Common52543H107     2,919    395,700 SH      SOLE                395,700
Loblaw Companies Ltd.      Common539481101   155,884  4,774,256 SH      SOLE              4,645,256     129,000
Lucent Technologies Inc.   Common549463107       626     99,290 SH      SOLE                 99,290
Manulife Financial CorportaCommon56501R106   346,272 13,256,544 SH      SOLE             12,928,944     327,600
MDS Inc.                   Common55269P302    44,904  3,783,837 SH      SOLE              3,783,837
Merck & Co.                Common589331107   189,251  3,218,552 SH      SOLE              3,137,752      80,800
Microsoft Corporation      Common594918104   134,615  2,031,920 SH      SOLE              1,973,920      58,000
Motorola Inc.              Common620076109     3,569    237,642 SH      SOLE                237,642
Nexen Inc.                 Common65334H102   276,351 14,160,760 SH      SOLE             13,729,160     431,600
Nortel Networks CorporationCommon656568102    58,920  7,885,440 SH      SOLE              7,701,744     183,696
Nova Chemicals Corporation Common66977W109    95,767  4,959,927 SH      SOLE              4,821,653     138,274
Pepsico Inc.               Common713448108   113,893  2,339,143 SH      SOLE              2,265,243      73,900
Pfizer Inc.                Common717081103   134,554  3,376,519 SH      SOLE              3,285,569      90,950
Philip Morris Corp.        Common718154107   141,934  3,095,606 SH      SOLE              2,988,806     106,800
Pitney Bowes Inc.          Common724479100       165      4,400 SH      SOLE                  4,400
Potash Corporation of SaskaCommon73755L107   112,192  1,829,582 SH      SOLE              1,787,382      42,200
Procter & Gamble           Common742718109    89,429  1,130,154 SH      SOLE              1,082,754      47,400
Rogers Communications Inc.   B   775109200   113,841  6,685,204 SH      SOLE              6,520,204     165,000
Royal Bank of Canada       Common780087102   531,677 16,337,027 SH      SOLE             15,944,927     392,100
Royal Dutch Petroleum Co.  Common780257804   132,773  2,708,551 SH      SOLE              2,526,551     182,000
Schering-Plough            Common806605101    63,778  1,781,000 SH      SOLE              1,711,200      69,800
Shaw Communications Inc.     B   82028K200   180,700  8,519,347 SH      SOLE              8,277,947     241,400
Suncor Energy Inc.         Common867229106     4,914    149,340 SH      SOLE                149,340
Talisman Energy Inc.       Common87425E103   272,440  7,171,704 SH      SOLE              6,982,304     189,400
Toronto Dominion Bank Ont. Common891160509   380,385 14,746,845 SH      SOLE             14,374,045     372,800
TranCanada Pipelines LimiteCommon893526103   193,169 15,482,687 SH      SOLE             15,108,847     373,840
Unilever NV-NYS            Common904784709    63,430  1,101,019 SH      SOLE              1,101,019
Wachovia Corporation       Common929903102    45,096  1,438,024 SH      SOLE              1,385,424      52,600
Walgreen Co.               Common931422109    52,431  1,557,672 SH      SOLE              1,503,872      53,800
Wells Fargo & Co.          Common949746101    99,694  2,293,409 SH      SOLE              2,194,359      99,050
Westaim Corporation        Common956909105     3,619    860,300 SH      SOLE                860,300
Xerox Corp.                Common984121103        83      8,001 SH      SOLE                  8,001
Zimmer Holdings            Common98956P102     2,806     91,874                              91,874
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